Organization (Tables)	12 Months Ended
Dec. 31, 2023
Organization [Abstract]
Schedule of Company’s Principal Subsidiaries	As of the date of this report, the details of the Company’s principal subsidiaries are as follows:
Entity	Date of incorporation/ acquisition	Place of incorporation	Percentage of direct or indirect ownership by the Company	Principal activities
			Direct
Subsidiaries:
Finfront Holding Company (“Finfront”)	July 22, 2021	Cayman Islands	100%	Investment holding
Ethereal Tech Pte. Ltd. (“Ethereal Singapore”)	October 22, 2021	Singapore	100%	Provision of cloud mining services, miner hosting services, mining equipment sales and lease and sourcing services for mining equipment sales
Ethereal Tech US Corporation (“Ethereal US”)	December 15, 2021	United States	100%	Provision of self-mining activities
Lonshi Tech Canada Limited (“Lonshi”)	November 22, 2022	Canada	100%	Dormant